Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2011
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased Under Resale Agreements and Other Short-Term Investments [Text Block]

The following table provides the detail of federal funds sold, securities purchased under resale agreements, and other short-term investments.

	December 31,
(in millions)	2011	2010
Federal funds sold and securities
purchased under resale agreements	$24,255	24,880
Interest-earning deposits	18,917	53,433
Other short-term investments	1,195	2,324
Total	$44,367	80,637

We receive collateral from other entities under resale agreements and securities borrowings. For additional information, see Note 14.